Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	Jul. 06, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000144520
Account Value [Line Items]
Account Value	$ 12,978	$ 12,870	$ 12,720	$ 12,326	$ 12,303	$ 11,984	$ 11,831	$ 11,821	$ 11,674	$ 11,553	$ 11,725	$ 11,841	$ 12,379	$ 12,690	$ 12,702	$ 12,507	$ 12,207	$ 12,012	$ 11,854	$ 11,418	$ 12,134	$ 11,826	$ 11,842	$ 11,572	$ 11,244	$ 11,013	$ 11,061	$ 10,982	$ 10,875	$ 10,863	$ 10,862		$ 10,726	$ 10,448	$ 10,263	$ 10,734	$ 10,556	$ 10,368	$ 10,149	$ 10,032	$ 9,989	$ 10,000
C000193185
Account Value [Line Items]
Account Value	608,653	603,520	596,392	578,449	577,307	561,688	555,040	553,918	546,967	541,797	549,813	555,196	580,328	594,848	595,329	586,099	571,963	562,774	555,285	534,792	568,231	553,732	554,432	541,662	526,269	515,330	517,507	513,517	508,721	507,410	507,089	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,613	11,491	11,506	10,980	10,976	10,752	10,724	10,839	10,622	10,627	10,853	11,076	11,766	12,192	12,266	12,068	12,086	12,334	12,276	12,118	11,921	11,497	11,530	11,075	10,674	10,377	10,465	10,409	10,346	10,518	10,576		10,448	10,294	10,191	10,524	10,285	10,150	9,974	9,932	9,986	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	557,816	551,960	552,674	527,416	527,195	516,453	515,090	520,619	510,219	510,431	521,310	532,020	565,164	585,623	589,157	579,681	580,513	592,456	589,654	582,038	572,591	552,233	553,804	531,952	512,695	498,444	502,670	499,953	496,943	505,225	508,001	500,000
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index
Account Value [Line Items]
Account Value	13,007	12,913	12,797	12,401	12,489	12,243	12,014	11,955	11,850	11,730	11,789	11,839	12,267	12,547	12,563	12,420	12,207	12,114	11,954	11,638	12,049	11,693	11,694	11,407	11,095	10,837	10,824	10,709	10,533	10,524	10,623		$ 10,489	$ 10,279	$ 10,051	$ 10,558	$ 10,342	$ 10,222	$ 10,076	$ 9,898	$ 9,991	$ 10,000
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index
Account Value [Line Items]
Account Value	$ 622,228	$ 617,727	$ 612,164	$ 593,209	$ 597,454	$ 585,691	$ 574,694	$ 571,902	$ 566,854	$ 561,144	$ 563,934	$ 566,323	$ 586,815	$ 600,197	$ 600,981	$ 594,160	$ 583,947	$ 579,511	$ 571,856	$ 556,751	$ 576,399	$ 559,346	$ 559,390	$ 545,666	$ 530,731	$ 518,423	$ 517,803	$ 512,278	$ 503,861	$ 503,446	$ 508,182	$ 500,000